GOF P14 01/19

SUPPLEMENT DATED January 17, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin California Tax-Free Income Fund

Franklin Federal Tax-Free Income Fund

Franklin New York Tax-Free Income Fund

The prospectus is amended as follows:

I.    The following is added to the first paragraph of the “Distributions and Taxes-Income and Capital Gain Distributions” section of the Prospectus:

Effective May 1, 2019, the Fund intends to declare income dividends from its net investment income each day that its net asset value (NAV) is calculated and pay them monthly. Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to sell your shares.

Please keep this supplement with your prospectus for future reference.

GOF SA3 01/19

SUPPLEMENT DATED January 17, 2019

TO THE CURRENTLY EFFECTIVE

statement of additional information

OF EACH OF THE FUNDS LISTED BELOW

Franklin California Tax-Free Income Fund

Franklin Federal Tax-Free Income Fund

Franklin New York Tax-Free Income Fund

The statement of additional information (SAI) is amended as follows:

I.    The following is added to the first paragraph of the “Distributions and Taxes-Distributions” section of the SAI:

Effective May 1, 2019, the Fund intends to declare income dividends from its net investment income each day that its net asset value is calculated and pay them monthly.

Please keep this supplement with your SAI for future reference.

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